Focus Media Holding Limited
28-30/F, Zhao Feng World Trade Building
369 Jiangsu Road
Shanghai 200050 P.R.C.
August 14, 2008
VIA EDGAR
Mail Stop 3720
Larry Spirgel, Assistant Director
Terry French, Accountant Branch Chief
Gopal Dharia, Staff Accountant
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Re:	Focus Media Holding Limited Form 20-F for the fiscal year ended December 31, 2007 File No. 000-51387
Dear Messrs. Spirgel, French and Dharia:
     Reference is made to the letter received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated July 31, 2008 regarding the Annual Report on Form 20-F for the fiscal year ended December 31, 2007 (the “Form 20-F”) of Focus Media Holding Limited (the “Company”).
     For your convenience, we have included your comment in this response letter in bold form and keyed our response accordingly. Our response to the comment is as follows.
Form 20- F for the year ended December 31, 2007
Certifications, Exhibits 12.1 and 12.2

We note that you included management’s annual report on internal control over financial reporting in Item 15 of the Form 20-F. Please revise the certifications filed by your Chief Executive Officer and Chief Financial Officer to include the introductory language of paragraph 4 and the language of paragraph 4(b) as required by the instructions to the exhibits in Item 19 of Form 20-F.
The revised certifications have been filed with Amendment No. 1 to the Form 20-F as requested by the Staff.
*     *     *
     In connection with responding to the Staff’s comments, the Company acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings required under the Securities Exchange Act of 1934;

•	Staff comments or any changes to disclosure made in response to comments do not foreclose the Commission from taking any action with respect to its filings; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities law of the United States.
     Should you have any questions or wish to discuss the foregoing, please contact the undersigned by telephone at +86-21-3212-4661 ex. 6339.

Sincerely,
/s/ Daniel Wu

Daniel Wu
Chief Financial Officer